RELATED PARTY BALANCE AND TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
RELATED PARTY BALANCE AND TRANSACTIONS (Tables)
Schedule of related party, due amount

	June 30,	December 31,
	2019	2018
	(unaudited)
Henan Jufeel Technology Investment Co., Ltd. (i) (a)	$6,216,547	$1,593,931
Mr. Zhang (b)	157,354	157,617
General manager of Wuxi Jufeel (holds 20% ownership interest of Wuxi Jufeel (b))	9,050	366
Amount due to related parties	$6,382,951	$1,751,914

	December 31,	December 31,
	2018	2017

Henan Jufeel Technology Investment Co., Ltd. (i) (a)	$1,593,931	$514,145
Mr. Zhang (b)	157,617	104,337
Sales director of Kaifeng Jufeel (b)	-	29,891
General manager of Wuxi Jufeel (holds 20% ownership interest of Wuxi Jufeel (b))	366	56,242
Director of Hainan Zhongchen (b)	-	826
Amount due to related parties	$1,751,914	$705,441

Schedule of related party, transactions

	Six months ended June 30,
	2019	2018
	(unaudited)	(unaudited)
Related parties advance to the Company for operation (1)	$71,783	$590,126
Lease from related parties (2)	$193,292	$192,156
Borrowings from a related party (3)	$4,424,255	$-
Payment on behalf of a related party in daily operation (4)	-	$1,122,239
Sales to related parties (5)	-	$17,735

	Years ended December 31,
	2018	2017

Related parties paid back the collected sales proceeds (1)	$-	$3,728,337
Related parties advance to the Company for operation (2)	$997,536	$-
Payment on behalf of Kaifeng Jufeel for construction vendors (3)	$151,116	$-
Collection from a related party for the payment on behalf (4)	$1,080,466	$-
Payment on behalf of a related party in operation (5)	$1,382,698	$-
Loans repaid from related parties (6)	$-	$8,704,916
Sales to related parties (7)	$63,985	$285,874
Lease from related parties (8)	$380,976	$349,141